Other Payables to TV Stations	12 Months Ended
Dec. 31, 2011
Other Notes Payable [Abstract]
Other Payables To Tv Stations [Text Block]

NOTE 9 – OTHER PAYABLES TO TV STATIONS

	December 31, 2011	December 31, 2010

Other payable to Kunming TV Station	77,175	11,401,862
Other payable to China YR TV Station	1,269,804	581,727
	$1,346,979	$11,983,589

As of December 31, 2011, other payable to Kunming Television Station represents payable of $77,175 to be paid by ANT due to the late payment of capital contribution to Kunming Tech Co.

Other payable to China YR TV Station represents $16,175 employee payroll that China YR TV Station paid on behalf of Taiyuan Tech Co. and $1,253,629 reimbursement of YR TV Station’s cost of purchase of TV programs and broadcasting and administrative expenses.

As of December 31, 2010, other payable to Kunming Television Station represents payable of $11,324,687 and penalty of $77,175 to be paid by ANT due to the late payment of capital contribution to Kunming Tech Co.

Other payable to China YR TV Station represents $14,256 employee payroll that China YR TV Station paid on behalf of Taiyuan Tech Co. and $567,471 reimbursement of YR TV Station’s cost of purchase of TV programs and broadcasting and administrative expenses.  The other payable of $11,401,862 originally represents the payable for purchase of intangible assets under the Asset Transfer Agreement, the Agreement was terminated due to disposal of subsidiaries, and hence the amount was reclassified as other payable, which was subsequent settled by the Company after year end.